Other gains, net (Tables)	12 Months Ended
Dec. 31, 2021
Other Gains Losses [Abstract]
Summary of Other (losses)/gains, net

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	132	245	393
Impairment provision for investments in associates (Note 17)	(43)	(4)	—
Gain on step-up acquisition arising from business combination	—	19	8
Fair value change of investment s	(37)	—	105
Gain/(loss) on disposal of a subsidiary	—	32	(10)
Dividend from investments	—	—	27
Others	26	70	30

	78	362	553

Note: There are no unfulfilled conditions or contingencies related to these subsidies.